Financial instruments - Cash and cash equivalents/overdrafts (Details) - Total loans and borrowings (Note 21) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	€ 1,424.9	€ 1,475.5
Financial liabilities, carrying value	1,398.4	1,446.8
Senior loans
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, carrying value	0.0	964.2
2020 floating rate senior secured notes
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, carrying value	0.0	500.0
Senior EUR/USD loans
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, carrying value	1,009.5	0.0
2024 fixed rate senior secured notes
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, carrying value	400.0	0.0
Level 2 | Senior loans
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0.0	970.3
Level 2 | Senior EUR/USD loans
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,012.7	0.0
Level 1 | 2020 floating rate senior secured notes
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0.0	505.2
Level 1 | 2024 fixed rate senior secured notes
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	412.2	0.0
Deferred borrowing costs
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0.0	0.0
Financial liabilities, carrying value	€ (11.1)	€ (17.4)